Significant Components of Deferred Income Tax Asset (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Asset [Line Items]
Net operating losses carried forward	$ 222,360	$ 58,456
Valuation allowance	(222,360)	(58,456)
Net deferred income tax asset